INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [line items]
Investment value		$ 32,003	$ 27,585		$ 23,780		$ 20,309
Profit and loss		$ 5,095	$ 3,963		$ 3,012
Redbanc S.A. [Member]
Disclosure of associates [line items]
Ownership interest		33.43%	33.43%		33.43%
Investment value		$ 2,822	$ 2,537
Profit and loss		$ 285	$ 353		$ 373
Transbank S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[1]	25.00%	25.00%		25.00%
Investment value		$ 17,651	$ 14,534
Profit and loss		$ 3,118	$ 2,024		$ 1,302
Centro de Compensacion Automatizado S.A. [Member]
Disclosure of associates [line items]
Ownership interest		33.33%	33.33%		33.33%
Investment value		$ 1,894	$ 1,589
Profit and loss		$ 305	$ 236		$ 248
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Ownership interest		29.29%	29.29%		29.29%
Investment value		$ 1,233	$ 1,087
Profit and loss		$ 223	$ 235		$ 195
Camara de Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[2],[3],[4]	15.00%	15.00%		14.93%
Investment value	[2],[3],[4]	$ 945	$ 909
Profit and loss	[2],[3],[4]	$ 58	$ 66		$ 98
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Ownership interest		20.00%	20.00%		20.00%
Investment value		$ 3,680	$ 3,098
Profit and loss		$ 582	$ 317		$ 230
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Ownership interest		12.90%	12.90%		12.90%
Investment value		$ 2,279	$ 1,911
Profit and loss		$ 368	$ 442		$ 247
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Ownership interest	[2],[3]	12.48%	12.48%		12.07%
Investment value	[2],[3]	$ 1,491	$ 1,489
Profit and loss	[2],[3]	57	115	[4]	$ 132	[4]
Associated Companies [Member]
Disclosure of associates [line items]
Investment value		31,995	27,154
Profit and loss		4,996	3,788		2,825
Bladex [Member]
Disclosure of associates [line items]
Investment value			136
Profit and loss		19	25		26
Stock Exchanges [Member]
Disclosure of associates [line items]
Investment value			287
Profit and loss		148	150		161
Others [Member]
Disclosure of associates [line items]
Investment value		8	8
Profit and loss		$ (68)

[1]	The Bank has given a mandate to third party to exercise its rights as shareholder in Transbank.
[2]	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Market infrastructure services OTC S,A". the Bank's share in those companies increased to 14.93% and 12.07% respectively.
[3]	During 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA'' and "Servicios de Infraestructura de Mercado OTC S,A", the Banks share in those companies increased to 14.84% and 11.93% respectively.
[4]	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA", the Banks share increased to 15.00%.